Inventory, net - Schedule of Inventory, Net of Reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Parts and supplies	$ 79,803	$ 104,897
Work in progress	21,853	32,136
Finished goods	6,253	20,452
Inventory, net	$ 107,909	$ 157,485